Convertible Debts - Schedule of Fair Value of the Convertible Debt (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Fair Value of the Convertible Debt [Line Items]
Valuation method	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component
Fair value of convertible debts	$ 10,634,988